Mortgage Servicing Rights - Summary of the changes in the balance of MSRs (Detail) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Balance at beginning of period			$ 42,202,394	$ 42,202,394	$ 17,679,198	$ 17,679,198
MSRs received as proceeds from loan sales/Loans sold, servicing retained						39,902,528	11,510,883
Amortization of MSRs		(1,171,000)			(2,584,000)	(3,679,545)	(959,886)
Impairment of MSRs
Balance at end of period						42,202,394	17,679,198
Valuation Allowance for Impairment of Recognized Servicing Assets [Roll Forward]
Balance at beginning of period	99,209,000		42,202,394	42,202,394	17,679,198	17,679,198	7,129,966
Changes in valuation inputs and assumptions	(2,099,000)		(9,550,000)	(11,649,000)
Balance at end of period	132,907,000		99,209,000	132,907,000		42,202,394	17,679,198
Residential mortgage
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Balance at beginning of period		22,835,000	42,202,394	42,202,394	17,679,198	17,679,198	7,129,966
MSRs received as proceeds from loan sales/Loans sold, servicing retained		12,290,000			23,686,000	39,902,528	11,510,883
Amortization of MSRs						(3,679,545)	(959,886)
Amortization of MSRs		(1,171,000)			(2,584,000)
Valuation allowance						(11,699,787)	(1,765)
Impairment of MSRs		(695,000)			(5,522,000)
Balance at end of period		33,259,000			33,259,000	42,202,394	17,679,198
Valuation Allowance for Impairment of Recognized Servicing Assets [Roll Forward]
Balance at the beginning of year			11,699,787	11,699,787	1,765	1,765
Additions						11,698,022	1,765
Reductions
Balance at end of year						11,699,787	1,765
Balance at beginning of period	99,209,000		42,202,394	42,202,394
MSRs received as proceeds from loan sales	31,599,000		47,457,000	79,056,000
Changes in valuation inputs and assumptions	4,279,000		13,519,000	17,797,000
Actual portfolio runoff (payoffs and principal amortization)	(2,180,000)		(3,969,000)	(6,148,000)
Balance at end of period	$ 132,907,000		$ 99,209,000	$ 132,907,000		$ 42,202,394